Related party transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Related party transactions

Note 3 – Related party transactions

AFH Holdings and Advisory, LLC advisory agreement

On December 19, 2022, the Company entered into an advisory agreement with AFH Holdings and Advisory, LLC, an affiliate to assist the Company in connection with its intent to affect a public listing. AFH was retained to assist the Company with investor presentations and decks, coordinate the retention of an investment banker for an initial public offering, identify legal and accounting professionals to assist in connection with such public offering, identify investor relations/public relations firms, advise on private capital markets activities prior to the initial public offering and coordinate the closing process for the offering.

On July 12, 2024, the Company amended the AFH advisory agreement section to allow for an upfront payment on the Listing Date of $2,500,000 and the remaining amount of the fee to be paid in equal monthly instalments for one year. AFH was paid a fee of $500,000 for the amendment.

On March 26, 2025, and as a result of the listing of the Company on Nasdaq, the Company incurred $11,328,565 for the fee earned in accordance with the AFH advisory agreement which was recorded as advisory fee expense in the condensed consolidated statement of operations. In accordance with the amendment, the Company paid $2,500,000 of such fee on March 26, 2025. The remaining balance of $8,828,565 is payable in 12 equal monthly installments commencing in April 2025. As of September 30, 2025, the remaining outstanding accrued advisory fee totaled $3,675,569 recorded on the condensed consolidated balance within accrued advisory fee – related party.

In addition, the Company agreed to retain AFH as an exclusive advisor to the Company on all financing and mergers and acquisitions for a period of two (2) years from the closing of the private securities offering.

Transactions with USC

The Company maintains a license agreement with USC, under which the Company will pay USC an annual patent maintenance fee of $20,000 and nonrefundable earned royalties of 4% on Net Sales (as defined in the Amended Agreement) of Licensed Products covered by the licensed patents in all countries in which the manufacture, use, sale, offer for sale, or import of such Licensed Products, as such capitalized terms are defined in the Amended Agreement. To date, no sales have been made using Licensed Products, and no royalties are due to USC. In addition, the Company will assume responsibility for patent-related costs.

The Company also utilizes laboratory and patent maintenance services from USC. The Company incurred $382 and $184,449 and $98,543 and $382,858 related to such services for the three and nine months ended September 30, 2025 and 2024, respectively, of which $382, $164,449 and $98,543 and $362,858 are recorded within research and development expenses and $0, $20,000 and $0 and $20,000 are recorded within general administrative expenses on the condensed consolidated statements of operations. At September 30, 2025 and December 31, 2024, the Company has outstanding payables to USC for such services of $499,607 and $272,328 respectively, which is included in accounts payable - related parties in the accompanying consolidated balance sheets.

Accrued compensation

The amount accrued for the management team, including related payroll taxes, was $255,099 and $734,874 as September 30, 2025 and December 31, 2024, respectively.

NEONC TECHNOLOGIES HOLDINGS, INC.
Related party transactions

Note 3 – Related party transactions

AFH Holdings and Advisory, LLC advisory agreement

On December 19, 2022, the Company entered into an advisory agreement with AFH to assist the Company in connection with its intent to affect a public listing. AFH was retained to assist the Company with investor presentations and decks, coordinate the retention of an investment banker for an initial public offering, identify legal and accounting professionals to assist in connection with such public offering, identify investor relations/public relations firms, advise on private capital markets activities prior to the initial public offering and coordinate the closing process for the offering.

NTI agreed to affect a share exchange with a special purpose entity (NTHI) substantially owned by AFH, whereby AFH retained approximately 34.4% of the shares of the combined entity after the Share Exchange. The Share Exchange occurred on April 7, 2024 (see Note 1). The Company has accounted for the Share Exchange transaction as a reverse recapitalization with NTI as the accounting acquirer. At the time of the Share Exchange, NTHI had no operations and did not meet the definition of a “business” as defined under U.S. GAAP. Since NTI is the accounting acquirer, its historical financial statements became the Company’s historical financial statements, and such assets and liabilities continued to be recorded at their historical carrying values. The historical common and preferred stock of NTI have been retroactively adjusted for all periods presented to reflect the conversion of preferred stock of NTI to common stock of NTI prior to the Share Exchange and the exchange ratio from the Share Exchange (0.1465 shares of common stock of NTHI for 1 share of common stock of NTI).

On July 12, 2024, the Company amended the AFH advisory agreement section to allow for an upfront payment on the listing date of $2,500,000 and the remaining amount of $8,828,565 to be paid in equal monthly installments for one year. AFH was paid a fee of $500,000 for the amendment and the fee is included in advisory fee expense in the December 31, 2024 consolidated statement of operations. For the year ended December 31, 2023, AFH earned a fee of $500,000 for its advisory work, which is included in advisory fee expense in the consolidated statement of operations.

In addition, the Company agreed to retain AFH as an exclusive advisor to the Company on all financing and mergers and acquisitions for a period of two (2) years from the closing of the private securities offering. Further to the advisory arrangement, AFH shall be paid an aggregate fee in an amount equal to 2% of the post-money valuation of the Company immediately after the effective time of the public offering.

Further, AFH agreed to advance costs of up to $500,000 to the Company for fees paid to service providers related to a financing transaction and were repaid out of proceeds from the short-term loan provided to the company by HCWG LLC. As of December 31, 2024 and 2023, no amounts were outstanding further to the agreement.

Transactions with USC

On March 9, 2009, the Company entered into an exclusive license agreement with USC, pursuant to which USC granted a license to use certain patented technology related to the use of monoterpenes as a solvent, specifically perillyl alcohol. This technology is the basis of the current products under development by the Company. The Company granted USC 117,236 shares of common stock in exchange for the license. Additionally, the Company is required to pay an annual patent maintenance cost of $20,000 and a 2% royalty on all net sales, as defined. The Company has not incurred any royalties through December 31, 2024, since no products are being sold using such technology.

On April 5, 2023, NeOnc amended the license agreement with USC dated March 9, 2009 (“Amended Agreement”) to include all of the worldwide patents developed by the Company related to the biotechnology under development by the Company. The Amended Agreement also had added the Company as an additional licensee. In addition, the Amended Agreement contained the following provisions:

●	The Company issued 560,000 shares of common stock of NTHI on October 11, 2023 to USC. The Company had not issued such shares within 15 days of the effective date of the Amended Agreement, as required by the Amended Agreement, and received a waiver from USC to forgo any material breach of the Amended Agreement for such failures. The fair value of the common stock was issued for the license was valued based upon the pricing from a recent financing round adjusted for the dilution from the Share Exchange. The Company recorded license expense in the amount of $2,507,773 in the accompanying consolidated statement of operations equal to the estimated fair value of the shares to be issued to USC.

●	The Company will pay USC nonrefundable earned royalties of 4% on Net Sales (as defined in the Amended Agreement) of Licensed Products covered by the licensed patents in all countries in which the manufacture, use, sale, offer for sale, or import of such Licensed Products, as such capitalized terms are defined in the Amended Agreement. To date, no sales have been made using Licensed Products, and no royalties are due to USC.

●	The Company will assume responsibility for patent-related costs.

On November 19, 2023, the Company and USC entered into an Amended and Restated Exclusive License Agreement (the “Restated Agreement”). The Restated Agreement addressed and clarified certain reporting obligations of the Company under the license agreement with USC dated March 9, 2009 (“Amended Agreement”), and addressed certain financial and other obligations, defaults, and deficiencies in connection with the Company’s performance under the Amended Agreement. In connection with the Restated Agreement, the Company recorded additional license fees in the amount of $230,000 to cure deficiencies in the March 9, 2009 agreement related to unpaid sub-license fees which is recorded as license fees in the accompanying consolidated statement of operations during the year ended December 31, 2023. On July 17, 2024 the restated agreement was amended to extend the payment date of the $230,000 to the earlier of September 1, 2025 or within five days of a public offering. Such payable is included in accounts payable - related parties in the accompanying consolidated balance sheets as of December 31, 2023 and as of December 31, 2024.

The Company also utilizes laboratory services from USC. The Company has incurred approximately $461,000 and $326,000 of research and development-related costs from USC for the years ended December 31, 2024 and 2023, respectively. The Company incurred approximately $20,000 and $41,000 of patent maintenance and legal-related expenses for the years ended December 31, 2024 and 2023, respectively. At December 31, 2024 and 2024, the Company owes USC $272,328 and $277,344 respectively, which is included in accounts payable - related parties in the accompanying consolidated balance sheets.

From time to time prior to January 1, 2023, the Company has been unable to reimburse USC for such costs. Therefore, USC deducted certain amounts due to the Chairman for compensation for his services as faculty at USC to satisfy the amounts due from the Company to USC. In 2024, the Company reached an agreement to convert a portion of amount owed as of such date in the amount of $1,377,096 to 114,758 common shares at $12 per share (the share price of the most recent financing round) and is recorded as a portion of the common stock issued for settlement of vendor payable in the Consolidated Statements of Changes in Shareholders’ Deficit for December 31, 2024.

Accrued compensation

The Company has incurred $785,996 and $798,743 for the years ended December 31, 2024 and 2023, respectively for compensation to the management team, Chairman, COO and CFO, all of whom are shareholders (the “Employees”). This compensation is recorded in the consolidated statement of operations as part of general and administrative expenses. On June 30, 2024, the Employees converted $412,500 of their accrued compensation into 34,375 shares of common stock at $12.00 per share (the share price of the most recent financing round). On June 30, 2024 and in light of the current macro-economic funding environment, the Board of Directors of the Company resolved to reverse their 2023 decision to provide bonuses to certain members of management, and accordingly $251,576 was recorded as a reduction of compensation expense in the year ended December 31, 2024. The amount accrued for the management team, including related payroll taxes, was $734,874 and $1,091,243 as of December 31, 2024 and 2023, respectively.